ACQUISITIONS (Details) (USD $)	12 Months Ended		1 Months Ended	0 Months Ended			2 Months Ended				4 Months Ended		9 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 07, 2012	Dec. 28, 2012 Interline New Jersey [Member] JanPak, Inc. [Member]	Dec. 11, 2012 Interline New Jersey [Member] JanPak, Inc. [Member] Distribution_Center	Jan. 28, 2011 Interline New Jersey [Member] Northern Colorado Paper, Inc. (NCP) [Member]	Oct. 29, 2010 Interline New Jersey [Member] CleanSource, Inc. [Member] Products	Dec. 31, 2010 Interline New Jersey [Member] CleanSource, Inc. [Member]	Dec. 30, 2011 Interline New Jersey [Member] CleanSource, Inc. [Member]	Dec. 11, 2012 Trademarks [Member] Interline New Jersey [Member] JanPak, Inc. [Member]	Dec. 11, 2012 Customer Relationships [Member] Interline New Jersey [Member] JanPak, Inc. [Member]	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 25, 2009 Predecessor [Member]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Payments to Acquire Businesses, Net of Cash Acquired				$ 82,500,000	$ 9,500,000	$ 54,600,000					$ 82,500,000		$ 3,278,000	$ 9,695,000	$ 54,781,000
Merger costs	58,690,000			500,000
Number of Distribution Centers				16
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount				0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Accounts receivable		157,690,000		24,815,000
Inventories		212,712,000		22,033,000
Other current assets				5,014,000
Property and equipment		57,289,000		4,844,000
Goodwill		492,106,000		15,982,000							508,088,000	0	346,025,000	344,478,000	341,168,000	319,006,000
Intangible assets				32,600,000
Other assets		35,863,000		37,000
Total assets acquired				105,325,000
Current liabilities				9,456,000
Other liabilities				13,369,000
Total liabilities assumed				22,825,000
Net assets acquired				82,500,000
Trademarks		171,900,000							13,700,000
Customer relationships		253,500,000								18,900,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				19 years
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			10,300,000				18,600,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			100,000				100,000
Business Acquisition, Contingent Consideration, Potential Cash Payment					300,000	5,500,000
Business Acquisition, Contingent Consideration, Potential Cash Payment Period					2 years	2 years
Number of Products						4,000
Business Acquisition, Contingent Consideration, at Fair Value								3,800,000
Pro Forma Financial Information [Abstract]
Net sales											467,066,000		1,079,640,000	1,465,341,000	1,183,412,000
Net (loss) income											$ (27,924,000)		$ 13,909,000	$ 40,030,000	$ 29,873,000